Cover	Jan. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56453
Entity Registrant Name	Limitless X Holdings Inc.
Entity Central Index Key	0001803977
Entity Tax Identification Number	81-1034163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9777 Wilshire Blvd.
Entity Address, Address Line Two	#400
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	(855)
Local Phone Number	413-7030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false